Acquisition - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021	Dec. 31, 2020 USD ($)
cash consideration | ¥			¥ 935,932
TTP Member [Member]
Percentage of voting interests acquired				51.00%	51.00%
Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs		$ 168,000
First Closing Transaction [Member]
Percentage of equity interests on converted basis					48.87%
First Closing Transaction [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs					$ 143,000
Percentgae of exchange preferred shares			31.48%
Second Closing Transaction [Member] | TTP Member [Member]
Percentage of equity interests on converted basis	51.00%
cash consideration	$ 25,000
Second Closing Transaction [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs	$ 25,000
Percentgae of exchange preferred shares	4.17%
Convertible Debt Securities [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, right to purchase		$ 200,000